GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Unsecured Commercial Loan Is Considered Uncollectable the Loan Is Charged Off Not Later Than Past Due Number of Days	90
Loans And Installment And Revolving Loans Are Charged Off Not Later Than Number Of Days	120
Exceeded Federal Deposit Corp Insurance Limits With The Amount	$ 3,940
Policy For Determining The Frequency Of Periodic Reviews Is Based Upon Consideration Of The Specific Properties Or Perceived Market Fluctuations In Months Minimum	12
Policy For Determining The Frequency Of Periodic Reviews Is Based Upon Consideration Of The Specific Properties Or Perceived Market Fluctuations In Months maximum	24
Corporation Adopted To Purchase Number Of Shares			158,988
Property, Plant and Equipment, Depreciation Methods	Accelerated method
Cash Deposit At Federal Reserve Amount	8,748
Mortgage loans held-for-sale	354		327
Federal reserve and federal home loan bank stock	$ 3,879		$ 3,879
Maturity period of securities sold under agreements to repurchase	One to four days
Number of operating segments	1
Income tax examination, likelihood of unfavorable settlement	More than 50 percent
Number of shares repurchased	120,436	150,000
Number of shares authorized to be repurchased	200,000	150,000
Rental and Leasing [Member]
Concentration risk, percentage	119.20%
Health Care and Social Assistance Credits [Member]
Concentration risk, percentage	41.30%
Manufacturing and Construction Credits [Member]
Concentration risk, percentage	21.20%
Wholesale Trade Credits [Member]
Concentration risk, percentage	21.00%
Non Farm and Non Residential Real Estate [Member]
Concentration risk, percentage	25.10%
Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	Three to 25 years
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives	15 to 39 years
Credit Concentration Risk [Member]
Concentration risk, description	Tier 1 Capital plus the allowance for loan and lease losses